CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022
Assets
Investments at fair value (amortized cost of $41,941 and $48,438, respectively)	$ 34,249	[1],[2],[3]	$ 40,641
Cash and cash equivalents	11,484		8,956
Interest and dividend income receivable	589		744
Principal receivable	0		11,499
Receivable from related parties	2		10
Unrealized appreciation of foreign currency forward contracts	0		73
Prepaid expenses and other assets	156		222
Total assets	46,480		62,145
Liabilities
Unrealized depreciation on foreign currency forward contracts	5		0
Principal payable	1,552		0
Accrued management fee	163		214
Payable to related parties	102		96
Accounts payable, accrued expenses and other liabilities	387		562
Total liabilities	2,209		872
Net assets	44,271		61,273
Components of Net Assets:
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 25,594,125 and 25,594,125 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	26		26
Paid-in-capital in excess of par value	61,126		78,102
Accumulated loss, net of distributions	$ (16,881)		$ (16,855)
Net asset value per Common Share (NAV)	$ 1.73		$ 2.39

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the "1940 Act"). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	Security may be an obligation of one or more entities affiliated with the named portfolio company.